Financial Assets and Financial Liabilities (Details) - Schedule of changes in liabilities arising from financing activities - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Interest- bearing loans and borrowings [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning balance	¥ 47,539	¥ 60,000
Changes from financing activities (Unaudited)	17,751	(12,461)
Changes from operating activities (Unaudited)
Lease termination (Unaudited)
Additions (Unaudited)
Accretion of interest (Unaudited)
Ending balance	65,290	47,539
Lease liabilities [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning balance	3,279	17,490
Changes from financing activities (Unaudited)	(1,124)	(3,648)
Changes from operating activities (Unaudited)	(787)
Lease termination (Unaudited)	(970)	(14,379)
Additions (Unaudited)	9,413	2,734
Accretion of interest (Unaudited)	36	1,082
Ending balance	9,847	3,279
Due to a shareholder [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning balance	325	325
Changes from financing activities (Unaudited)
Changes from operating activities (Unaudited)
Lease termination (Unaudited)
Additions (Unaudited)
Accretion of interest (Unaudited)
Ending balance	325	325
Due to a related party [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning balance		7,177
Changes from financing activities (Unaudited)		(7,177)
Changes from operating activities (Unaudited)
Lease termination (Unaudited)
Additions (Unaudited)
Accretion of interest (Unaudited)
Ending balance